Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 28, 2013	Dec. 31, 2012
Property and equipment and intangible assets	$ (168,845)	$ 89,513
Research and development costs	999,811	806,068
Share issue costs	165,590	196,805
Other finance costs	1,883	124,546
Loss carry forwards	10,999,463	5,824,372
Deferred Tax Assets, Gross	11,997,902	7,041,304
Valuation allowance	(12,197,033)	(7,041,304)
Deferred Tax Assets, Net, Total	$ (199,131)	$ 0